Schedule of Warrant Securities Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants	283,730	389,565
2018 Warrants Financing [Member]
Class of Warrant or Right [Line Items]
Warrants	3,166	3,166
Exercise Price	$ 1.14	$ 1.14
Expiration	September - November 2024	September 2024
2019 Warrants Financing [Member]
Class of Warrant or Right [Line Items]
Warrants	33,333	135,000
Exercise Price	$ 1.14	$ 1.67
Expiration	March - October 2024	March - October 2024
2020 Warrants For Services [Member]
Class of Warrant or Right [Line Items]
Warrants	10,000	10,000
Exercise Price	$ 1.14	$ 1.14
Expiration	February 2025	February 2025
2022 Exchange Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants	237,231	237,232
Exercise Price	$ 1.14	$ 1.14
Expiration	September 2025	September 2025
2019 Warrants For Services [Member]
Class of Warrant or Right [Line Items]
Warrants		4,167
Exercise Price		$ 1.14
Expiration		March - April 2024